Capitalization (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 Vote shares	Dec. 31, 2021 item shares	Dec. 31, 2020 item shares	Mar. 21, 2022 shares	Apr. 30, 2021 shares
Class of Stock [Line Items]
Number of capital stock authorized		257,968,554		2,100,000,000	257,968,554
Common stock, authorized	2,000,000,000	171,153,360		2,000,000,000
Number of members of board of directors elected by holders of common stock		2
Common Stock
Class of Stock [Line Items]
Number of classes of common stock | item		4
Number of capital stock authorized		82,604,627	76,182,515
Common stock, authorized		54,805,360	53,662,500
Number of votes per share		1
Number of votes per share with respect to votes of one or more classes of common stock only		1
Number of members of board of directors who are entitled to be elected by holders of common stock | item		4
Number of members of board of directors elected by holders of common stock | item		2	2
Class AA Common Stock
Class of Stock [Line Items]
Number of votes per share	1
Common stock, conversion ratio into another class of common stock	1	1			1
Maximum number of shares that may be converted		1,873,758
Class EE-1 Common Stock
Class of Stock [Line Items]
Number of capital stock authorized					82,604,627
Number of votes per share	1
Common stock, conversion ratio into another class of common stock	1	1			1
Common stock, conversion ratio into shares of preferred stock		1
Class EE-2 Common Stock
Class of Stock [Line Items]
Number of votes per share	20	20
Number of votes per share with respect to votes of one or more classes of common stock only | Vote	1
Number of votes per share with respect to common stock voting together with any shares of Preferred Stock	1	1
Common stock, conversion ratio into another class of common stock	1				1